Financial Instruments and Risk Management	12 Months Ended
Sep. 30, 2011
Financial Instruments and Risk Management [Abstract]
Financial Instruments and Risk Management Disclosure [Text Block]
Financial Instruments and Risk Management

The market risk inherent in the Company’s financial instruments and positions represents the potential loss arising from adverse changes in currency rates, commodity prices, interest rates and the Company’s stock price. Company policy allows derivatives to be used only for identifiable exposures and, therefore, the Company does not enter into hedges for trading purposes where the sole objective is to generate profits.

Concentration of Credit Risk The counterparties to derivative contracts consist of a number of major financial institutions and are generally institutions with which the Company maintains lines of credit. The Company does not enter into derivative contracts through brokers nor does it trade derivative contracts on any other exchange or over-the-counter markets. Risk of currency positions and mark-to-market valuation of positions are strictly monitored at all times.

The Company continually monitors positions with, and credit ratings of, counterparties both internally and by using outside rating agencies. The Company has implemented policies that limit the amount of agreements it enters into with any one party. While nonperformance by these counterparties exposes the Company to potential credit losses, such losses are not anticipated.

The Company sells to a large number of customers primarily in the retail trade, including those in mass merchandising, drugstore, supermarket and other channels of distribution throughout the world. Wal-Mart Stores, Inc. and its subsidiaries accounted for 19.5%, 20.1% and 21.4% of total net sales in fiscal 2011, 2010 and 2009, respectively, primarily in North America. The Company performs ongoing evaluations of its customers' financial condition and creditworthiness, but does not generally require collateral. The Company’s largest customer had obligations to the Company with a carrying value of $118.8 at September 30, 2011. While the competitiveness of the retail industry presents an inherent uncertainty, the Company does not believe a significant risk of loss from a concentration of credit risk exists with respect to accounts receivable.

In the ordinary course of business, the Company enters into contractual arrangements (derivatives) to reduce its exposure to foreign currency, interest rate and commodity price risks. The section below outlines the types of derivatives that existed at September 30, 2011 and 2010 as well as the Company’s objectives and strategies for holding these derivative instruments.

Commodity Price Risk The Company uses raw materials that are subject to price volatility. At times, hedging instruments are used by the Company to reduce exposure to variability in cash flows associated with future purchases of zinc or other commodities. The fair market value of the Company's outstanding hedging instruments included in Accumulated other comprehensive loss on the Consolidated Balance Sheets was an unrealized pre-tax loss of $6.2 and pre-tax gain of $1.0 at September 30, 2011 and 2010, respectively. Over the next twelve months, approximately $5.6 of the loss included in Accumulated other comprehensive loss will be recognized in earnings. Contract maturities for these hedges extend into fiscal year 2013. There were 18 open contracts at September 30, 2011. These hedge contracts cover approximately 90% of estimated zinc purchases in fiscal 2012.

Foreign Currency Risk A significant portion of Energizer’s product cost is more closely tied to the U.S. dollar than to the local currencies in which the product is sold. As such, a weakening of currencies relative to the U.S. dollar, results in margin declines unless mitigated through pricing actions, which are not always available due to the competitive environment. Conversely, a strengthening in currencies relative to the U.S. dollar, and to a lesser extent, the Euro can improve margins. As a result, the Company has entered into a series of forward currency contracts to hedge the cash flow uncertainty of forecasted inventory purchases due to short term currency fluctuations. The Company’s primary foreign affiliates, which are exposed to U.S. dollar purchases, have the Euro, the Japanese yen, the British pound, the Canadian dollar and the Australian dollar as their local currencies. At September 30, 2011 and 2010, respectively, the Company had an unrealized pre-tax gain on these forward currency contracts accounted for as cash flow hedges of $3.3 and unrealized pre-tax loss of $16.8 included in Accumulated other comprehensive loss on the Consolidated Balance Sheets. Assuming foreign exchange rates versus the U.S. dollar remain at September 30, 2011 levels, over the next twelve months, approximately $2.7 of the pre-tax gain included in Accumulated other comprehensive loss will be included in earnings. Contract maturities for these hedges extend into fiscal year 2013. There were 64 open contracts at September 30, 2011 with a total notional value of approximately $360.

Interest Rate Risk The Company has interest rate risk with respect to interest expense on variable rate debt. At September 30, 2011, the Company had $503.5 of variable rate debt outstanding. During fiscal 2009, the Company entered into interest rate swap agreements with two major financial institutions that fixed the variable benchmark component (LIBOR) of the Company’s interest rate on $300 of the Company’s variable rate debt through December 2012. At September 30, 2011 and 2010, respectively, the Company had an unrealized pre-tax loss on these interest rate swap agreements of $4.7 and $7.8 included in Accumulated other comprehensive loss on the Consolidated Balance Sheets.

Cash Flow Hedges The Company maintains a number of cash flow hedging programs, as discussed above, to reduce risks related to commodity, foreign currency and interest rate risk. Each of these derivative instruments have a high correlation to the underlying exposure being hedged and have been deemed highly effective for accounting purposes in offsetting the associated risk.

Derivatives not Designated in Hedging Relationships The Company holds a share option with a major financial institution to mitigate the impact of changes in certain of the Company’s deferred compensation liabilities, which are tied to the Company’s common stock price. Period activity related to the share option is classified in the same category in the cash flow statement as the period activity associated with the Company’s deferred compensation liability, which was cash flow from operations.

In addition, the Company enters into foreign currency derivative contracts which are not designated as cash flow hedges for accounting purposes to hedge existing balance sheet exposures. Any losses on these contracts would be offset by exchange gains on the underlying exposures; thus, they are not subject to significant market risk.

The following table provides fair values as of September 30, 2011 and 2010, and the amounts of gains and losses on derivative instruments classified as cash flow hedges as of and for the twelve months ended September 30, 2011 and 2010, respectively.

	At September 30, 2011	For Twelve Months Ended September 30, 2011
		Gain/(Loss)	Gain/(Loss) Reclassified From
Derivatives designated as	Fair Value	Recognized	OCI into Income
Cash Flow Hedging Relationships	Asset(Liability) (1) (2)	in OCI(3)	(Effective Portion) (4) (5)
Foreign currency contracts	$3.3	$(4.5)	$(24.6)
Commodity contracts (6)	(6.2)	(5.2)	1.0
Interest rate contracts	(4.7)	3.1	—
Total	$(7.6)	$(6.6)	$(23.6)

	At September 30, 2010	For Twelve Months Ended September 30, 2010
			Gain/(Loss)
		Gain/(Loss)	Reclassified From
Derivatives designated as	Fair Value	Recognized	OCI into Income
Cash Flow Hedging Relationships	Asset (Liability) (1) (2)	in OCI (3)	(Effective Portion) (4) (5)
Foreign currency contracts	$(16.8)	$(12.3)	$(10.8)
Commodity contracts	1.0	1.4	7.3
Interest rate contracts	(7.8)	(11.2)	—
Total	$(23.6)	$(22.1)	$(3.5)

(1)	All derivative assets are presented in other current assets or other assets.

(2)	All derivative liabilities are presented in other current liabilities or other liabilities.

(3)	OCI is defined as other comprehensive income.

(4)	Gain/(Loss) reclassified to Income was recorded as follows: Foreign currency contracts in other financing, commodity contracts in Cost of products sold.

(5)
Each of these derivative instruments has a high correlation to the underlying exposure being hedged and has been deemed highly effective in offsetting associated risk. The ineffective portion recognized in income was insignificant to the twelve months ended September 30, 2011.

(6)
At September 30, 2011, $0.2 of gains associated with the Company's commodity contracts were capitalized to AOCI. The loss will be reclassified from AOCI into income as a result of inventory being sold.

The following table provides fair values as of September 30, 2011 and 2010, and the amounts of gains and losses on derivative instruments not classified as cash flow hedges as of and for the twelve months ended September 30, 2011 and 2010, respectively.

	At September 30, 2011	For Twelve Months Ended September 30, 2011
Derivatives not designated as	Fair Value	Gain/(Loss)	Income Statement
Cash Flow Hedging Relationships	Asset (Liability)	Recognized in Income	Classification
Share option	$(3.4)	$(0.6)	SG&A
Foreign currency contracts	0.4	4.5	Other financing
Total	$(3.0)	$3.9

	At September 30, 2010	For Twelve Months Ended September 30, 2010
Derivatives not designated as	Fair Value	Gain/(Loss)	Income Statement
Cash Flow Hedging Relationships	Asset (Liability)	Recognized in Income	Classification
Share option	$(2.9)	$0.6	SG&A
Foreign currency contracts	2.8	(5.4)	Other financing
Total	$(0.1)	$(4.8)

Fair Value Hierarchy Accounting guidance on fair value measurements for certain financial assets and liabilities requires that assets and liabilities carried at fair value be classified in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities.
Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data.
Level 3: Unobservable inputs reflecting the reporting entity’s own assumptions or external inputs from inactive markets.

Under the fair value accounting guidance hierarchy, an entity is required to maximize the use of quoted market prices and minimize the use of unobservable inputs. The following table sets forth the Company’s financial assets and liabilities, which are carried at fair value, as of September 30, 2011 and 2010 that are measured on a recurring basis during the period, segregated by level within the fair value hierarchy:

	Level 2
	September 30,
	2011	2010
Assets/(Liabilities) at fair value:
Deferred Compensation	$(147.6)	$(136.4)
Derivatives - Foreign Exchange	3.7	(14.0)
Derivatives - Commodity	(6.2)	1.0
Derivatives - Interest Rate Swap	(4.7)	(7.8)
Share Option	(3.4)	(2.9)
Total Assets/(Liabilities) at fair value	$(158.2)	$(160.1)

At September 30, 2011 and 2010 the Company had no level 1 or level 3 financial assets or liabilities.

See Note 9 of the Notes to Consolidated Financial Statements for further discussion of deferred compensation liabilities.

At September 30, 2011 and 2010, the fair market value of fixed rate long-term debt was $1,969.3 and $2,077.5, respectively, compared to its carrying value of $1,865.0 and $1,835.0, respectively. The book value of the Company’s variable rate debt approximates fair value. The fair value of the long-term debt is estimated using yields obtained from independent pricing sources for similar types of borrowing arrangements.

Due to the nature of cash and cash equivalents and short-term borrowings, including notes payable, carrying amounts on the balance sheets approximate fair value.

At September 30, 2011, the fair value of foreign currency, interest rate swap and commodity contracts is the amount that the Company would receive or pay to terminate the contracts, considering first, quoted market prices of comparable agreements, or in the absence of quoted market prices, such factors as interest rates, currency exchange rates and remaining maturities.

Japan Earthquake and Related Events On March 11, 2011, an earthquake struck off the northeast coast of Japan, triggering a tsunami. Further compounding the situation, nuclear power plants were damaged causing concerns about the possible meltdown of nuclear reactors and the release of harmful radioactive materials. The tragic events have severely disrupted the Japanese economy, the third largest in the world.

The Company is party to several foreign exchange hedging contracts for the Japanese Yen, which are accounted for as cash flow hedges. These contracts hedge the variability of cash flows resulting from changes to foreign currency exchange rates related to the cash settlement of future inventory purchases. The contracts are established and based on a forecast of future inventory purchases. At September 30, 2011, the Company had a pre-tax loss of approximately $7 included in Accumulated Other Comprehensive Loss on the Balance Sheet related to hedging contracts in Japan. This loss relates to foreign exchange contracts accounted for as cash flow hedges with maturities throughout fiscal 2012. As of September 30, 2011, contracts with maturities extending into fiscal 2013 are not material. As noted previously, we continue to monitor activities in Japan, and, to date, have not seen any material change in inventory purchasing to meet future consumer demand. However, a reduction of forecasted inventory purchases may result in a portion of current or future foreign exchange contracts to no longer qualify as cash flow hedges. This may result in an acceleration of the recognition of the amounts included in Accumulated other comprehensive income in the consolidated balance sheet. At this time, we consider these forecasted inventory purchases to be probable.